Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Income (loss) and comprehensive income (loss) for the period	$ (654,940)	$ 321,952	$ 2,154,228	$ (2,958,769)	$ 634,626
Items not involving cash:
Finance income on sublease				(1,314)	(7,432)
Forgiveness of debt				(10,000)	0
Gain on derivative liabilities				(558,663)	0
Gain on sale of property	0		(3,500,000)	0	(3,500,000)
Interest expense				98,066	14,990
Recovery of flow-through premium liability	0		(464,532)	0	(610,845)
Share-based payments				855,461	1,316,890
Share for services				187,872	0
Realized loss on marketable securities	0		0	1,595	0
Unrealized loss (gain) on marketable securities	0		0	(1,850)	4,000
Write-off of prepaid	(0)		(0)	1,000	(0)
GST receivable				93,311	(27,223)
Accounts receivable				0	(289)
Prepaid expenses and deposits				(267,841)	24,357
Accounts payable and accrued liabilities				(244,240)	49,573
Net cash used in operating activities				(2,805,372)	(2,101,353)
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation acquisition costs				(222,211)	0		$ (294,962)
Exploration and evaluation expenditures				(1,221,855)	(3,261,683)
Exploration and evaluation recoveries				100,000	100,000
Receipt of sublease payments				32,851	0
Sale of property				0	3,500,000
Sale proceeds from investment				3,155	0
Net cash provided by (used in) investing activities				(1,308,060)	338,317
CASH FLOWS FROM FINANCING ACTIVITIES
Private placement				5,418,400	1,661,807
Share issue costs				(387,416)	(99,624)
Exercise of warrants				0	1,059,017
Exercise of options				131,400	77,750
Short-term loan received (repayment)				(30,000)	1,145,520
Loan interest repayment				(104,579)	0
Receipt of sublease payments				0	49,276
Repayment of lease obligation				(35,813)	(53,720)
Net cash provided by financing activities				4,991,992	3,840,027
Change in cash for the period				878,560	2,076,991
Cash, beginning of the period		2,312,446		574,587	235,455	$ 2,312,446	235,455
Cash, end of period	$ 1,453,147	$ 574,587	$ 2,312,446	1,453,147	2,312,446	$ 1,453,147	$ 574,587
Cash paid during the period for interest and taxes				$ 104,579	$ 53,720